INTANGIBLE ASSET (As Restated, see Note 17)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSET (As Restated, see Note 17)

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2011 at which time the Company determined that no impairment was necessary.

INTANGIBLE ASSETS, NET

Intangible assets, net at December 31, 2011 consists of franchise fees for the Company’s South African restaurants of $330,388, less amortization of $5,304. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

The estimated amortization of the franchise costs for the years ending December 31, 2012 and thereafter is as follows:

For the year ending
December 31	Franchise Costs

2012	$17,251
2013	17,251
2014	17,251
2015	17,251
2016	17,251
Thereafter	238,829

Total	$325,084